Summary of Significant Accounting Policies - Schedule of Assumptions are Used in Black-Scholes Option Pricing Model (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
2011 Stock Option Plan [Member]
Risk-free interest rate, minimum		1.58%
Risk-free interest rate, maximum		2.18%
Risk-free interest rate			2.05%
Expected dividend yield		0.00%	0.00%
Expected life		6 years	6 years
Expected volatility, minimum		152.00%
Expected volatility, maximum		153.00%
Expected volatility			156.00%
Forfeiture rate		5.00%	5.00%
Weighted average grant date fair value		$ 0.33	$ 0.20
Stock Option Plan [Member]
Risk-free interest rate	1.94%	1.94%
Expected dividend yield	0.00%	0.00%
Expected life	6 years	6 years
Expected volatility	156.00%	156.00%
Forfeiture rate	5.00%	5.00%
Weighted average grant date fair value	$ 0.21	$ 0.21